UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08014
Utilities Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2007

Item 1. Schedule of Investments

Utilities Portfolio                                                                                                                                  as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Broadcasting and Cable — 2.5%
Idearc, Inc.	47,500	$1,667,250
Inmarsat PLC	1,400,000	10,539,322
Rogers Communications, Inc., Class B (1)	800,000	26,208,000
		$38,414,572
Chemicals — 0.0%
Arkema ADR (2)	1,249	$71,359
		$71,359
Commercial Services & Supplies — 0.3%
Biffa PLC	750,000	$5,065,986
		$5,065,986
Construction & Engineering — 1.0%
Vinci SA	100,000	$15,538,515
		$15,538,515
Diversified Telecommunication Services — 0.7%
TeliaSonera AB	1,300,000	$11,224,731
		$11,224,731
Electric Utilities — 38.6%
AES Corp. (2)	750,000	$16,140,000
Allegheny Energy, Inc. (2)	592,900	29,135,106
ALLETE, Inc. (1)	316,666	14,762,969
American Electric Power Co., Inc.	175,000	8,531,250
BKW FMB Energie AG	15,000	1,558,866
CEZ AS	450,000	19,795,548
CPFL Energia S.A. ADR (1)	100,000	4,230,000
E. ON AG	150,000	20,348,251
E. ON AG ADR (1)	260,000	11,741,600
EDF Energies Nouvelles S. A. (1)(2)	38,000	2,306,111
Edison International	750,000	36,847,500
Enel SPA (1)	1,894,410	20,216,730
Entergy Corp.	250,000	26,230,000
Exelon Corp.	200,000	13,742,000
FirstEnergy Corp.	500,000	33,120,000
Fortis, Inc. (3)	200,000	4,855,892
Fortum Oyj (1)	350,000	10,157,325
FPL Group, Inc.	381,860	23,358,376
Iberdrola S.A.	650,000	30,682,342
International Power PLC ADR (1)	50,000	3,925,500
ITC Holdings Corp.	250,584	10,847,781
Mirant Corp. (2)	750,000	30,345,000
Northeast Utilities	200,000	6,554,000

NorthWestern Corp.	375,000	$13,286,250
NRG Energy, Inc. (1)(2)	470,000	33,858,800
PG&E Corp.	575,000	27,755,250
PPL Corp.	600,000	24,540,000
Reliant Energy, Inc. (1)(2)	10,481	212,974
RWE AG (1)	245,000	25,809,191
Scottish and Southern Energy PLC	1,100,770	33,385,364
Scottish Power PLC (3)(4)	366,666	0
Scottish Power PLC	500,015	7,871,033
Sierra Pacific Resources (2)	200,000	3,476,000
Southern Co.	250,000	9,162,500
TXU Corp.	525,000	33,652,500
		$592,442,009
Gas Utilities — 5.6%
AGL Resources, Inc.	200,000	$8,544,000
Enagas	483,673	12,442,912
Enbridge, Inc. (1)	150,000	4,897,500
Equitable Resources, Inc.	70,000	3,382,400
Gaz de France (1)	175,000	8,143,975
Spectra Energy Corp.	850,000	22,329,500
TransCanada Corp.	200,000	6,648,464
TransCanada Corp. (1)	600,000	19,968,000
		$86,356,751
Integrated Oil — 0.7%
Statoil ASA ADR (1)	250,000	$6,770,000
Total SA ADR	50,000	3,489,000
		$10,259,000
Oil and Gas-Exploration and Production — 0.7%
Hess Corp.	70,000	$3,882,900
Southwestern Energy Co. (2)	100,000	4,098,000
Talisman Energy, Inc. (1)	150,000	2,634,000
		$10,614,900
Oil and Gas-Refining and Marketing — 0.9%
Neste Oil Oyj (1)	380,000	$13,035,669
		$13,035,669
Telecommunications Services — 21.0%
AT&T, Inc.	1,728,750	$68,164,612
BCE, Inc. (1)	352,641	9,972,687
Bell Aliant Regional Communications Income Fund (2)(3)(5)	27,941	715,197
BT Group PLC ADR	311,200	18,675,112
Chunghwa Telecom Co., Ltd. ADR	351,400	6,999,888
Elisa Oyj (1)	775,000	22,377,646
Embarq Corp.	250,000	14,087,500
Hellenic Telecommunications Organization SA (2)	225,000	6,115,802

Koninklijke (Royal) KPN NV	1,700,000	$26,395,666
Qwest Communications International, Inc. (1)(2)	247,500	2,225,025
Telecom Italia SPA	4,000,000	9,860,781
Telefonica 02 Czech Republic	340,000	8,824,251
Telefonos de Mexico SA de CV (Telmex) ADR (1)	775,000	25,885,000
Telenor ASA	1,000,000	17,578,771
TELUS Corp. (1)	500,000	25,000,000
Verizon Communications, Inc.	950,000	36,024,000
Windstream Corp.	1,549,026	22,755,192
		$321,657,130
Utilities-Electric and Gas — 17.8%
Avista Corp.	75,000	$1,817,250
CMS Energy Corp. (1)	2,300,000	40,940,000
Constellation Energy Group, Inc.	520,000	45,214,000
Duke Energy Corp.	800,000	16,232,000
Dynegy, Inc., Class A (2)	2,500,000	23,150,000
MDU Resources Group, Inc.	195,000	5,604,300
National Grid PLC	1,544,772	24,297,227
PNM Resources, Inc.	75,000	2,422,500
Public Service Enterprise Group, Inc.	352,668	29,285,551
Puget Energy, Inc.	100,000	2,568,000
Red Electrica de Espana	590,000	27,767,368
Sempra Energy	220,000	13,422,200
Suez SA ADR (1)	530,000	28,026,400
TransAlta Corp.	100,000	2,157,000
Wisconsin Energy Corp.	200,000	9,704,000
		$272,607,796
Water Utilities — 3.3%
Basin Water, Inc. (1)(2)	155,000	$1,064,850
Severn Trent PLC	300,000	8,439,235
United Utilities PLC	200,003	2,970,120
Veolia Environment ADR (1)	500,000	37,160,000
		$49,634,205
Wireless Telecommunication Services — 4.6%
Alltel Corp.	390,000	$24,180,000
China Netcom Group Corp. (Hong Kong), Ltd. ADR (1)	2,500	130,650
Cosmote Mobile Telecommunications S.A.	300,000	8,948,210
Leap Wireless International, Inc. (1)(2)	285,000	18,804,300
Vodafone Group PLC ADR (1)	706,687	18,981,613
		$71,044,773
Total Common Stocks (identified cost $1,068,941,023)		$1,497,967,396

Warrants — 0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc., Exp. 12/10/07 (2)	8,205	$779
		$779
Total Warrants (identified cost $0)		$779

Short-Term Investments — 22.7%

Security	(Shares/Interest 000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30% (6)(7)	291,379	$291,379,429
Investment in Cash Management Portfolio, 4.74% (6)	57,026	57,026,061
Total Short-Term Investments (at amortized cost, $348,405,490)		$348,405,490
Total Investments — 120.4% (identified cost $1,417,346,513)		$1,846,373,665
Other Assets, Less Liabilities — (20.4)%		$(312,359,696)
Net Assets — 100.0%		$1,534,013,969

ADR	—	American Depository Receipt
(1)		All or a portion of these securities were on loan at March 31, 2007.
(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		Deferred shares.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $715,197 or 0.0% of the Portfolio’s net assets.

(6)

Affiliated investments investing in high quality, U.S. Dollar denominated money market instruments, and that are available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of March 31, 2007.

(7)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of March 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	86.8%	$1,331,619,977
Canada	6.7%	103,056,740
United Kingdom	6.0%	92,568,287
Spain	4.6%	70,892,622
Germany	3.0%	46,157,442
Finland	3.0%	45,570,640
Italy	2.0%	30,077,511
Czech Republic	1.9%	28,619,799
Netherlands	1.7%	26,395,666
France	1.7%	25,988,601
Norway	1.2%	17,578,771
Greece	1.0%	15,064,012
Sweden	0.7%	11,224,731
Switzerland	0.1%	1,558,866
	120.4%	$1,846,373,665

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,417,959,846
Gross unrealized appreciation	$431,312,011
Gross unrealized depreciation	(2,898,192)
Net unrealized appreciation	$428,413,819

The net unrealized depreciation on foreign currency at March 31, 2007, was $6,450.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Utilities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date:	May 21, 2007
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer
Date:	May 21, 2007